Structured entities (Tables)	12 Months Ended
Sep. 30, 2025
Structured entities
Schedule of the Group's interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests

	Investment in third
	party mortgage	Financing to
Consolidated	and other asset-	securitisation	Group	Interest in other
$m	backed securities[a]	vehicles	managed funds	structured entities	Total
2025
Assets
Trading securities and financial assets measured at FVIS	795	-	1	6,483	7,279
Investment securities	9,162	-	-	-	9,162
Loans	-	28,274	-	27,602	55,876
Other financial assets	1	-	57	-	58
Total on-balance sheet exposures	9,958	28,274	58	34,085	72,375
Total notional amounts of off-balance sheet exposures	-	10,355	-	9,848	20,203
Maximum exposure to loss	9,958	38,629	58	43,933	92,578
Size of structured entities[b]	102,946	38,629	16,318	43,933	201,826
2024
Assets
Trading securities and financial assets measured at FVIS	1,055	-	2	8,241	9,298
Investment securities	8,881	-	-	-	8,881
Loans	-	27,786	-	23,871	51,657
Other financial assets	2	-	53	-	55
Total on-balance sheet exposures	9,938	27,786	55	32,112	69,891
Total notional amounts of off-balance sheet exposures	-	7,638	-	9,145	16,783
Maximum exposure to loss	9,938	35,424	55	41,257	86,674
Size of structured entities[b]	90,864	35,424	15,811	41,257	183,356

a.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
b.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).